Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 1,878,786	$ 939,309	$ (18,524,477)
Other comprehensive income (loss):
Foreign currency translation (loss) gain	(957,379)	166,625	(514,706)
Comprehensive income (loss)	921,407	1,105,934	(19,039,183)
Comprehensive (income) loss attributable to the non- controlling interest	(213,031)	(39,920)	315,632
Comprehensive income (loss) attributable to the Company	$ 708,376	$ 1,066,014	$ (18,723,551)